Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]
(1)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Covenant Transportation Group 401(k) & Profit Sharing Plan (the “Plan”), in preparing its financial statements:

(a)	Basis of Presentation

The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting and present the net assets available for benefits and changes in those net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)	Investments and Investment Income

Investments in cash, mutual funds, common stock, and the collective trust funds are stated at fair value.

Realized and unrealized gains and losses are included in net appreciation in fair value of investments in the statement of changes in net assets available for benefits. Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

(c)	Notes Receivable from Participants

The Plan records participant loans as notes receivable from participants. They are valued at the unpaid principal balances plus accrued interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the plan document.

Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses was recorded as of December 31, 2025 or 2024.

(d)	Events Occurring after Report Date

Plan management has evaluated events and transactions that occurred between December 31, 2025 and the issuance of the report for possible recognition or disclosure in the financial statements.